Asset Purchase Agreements (Details) (USD $)	12 Months Ended			12 Months Ended	0 Months Ended																				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013 AFT [Member]	Nov. 13, 2013 Domain name [Member]	Dec. 31, 2012 Domain name [Member]	Oct. 08, 2013 Warrant [Member]	Sep. 06, 2013 Warrant [Member]	Jun. 25, 2013 Warrant [Member]	Jun. 21, 2013 Warrant [Member]	Apr. 17, 2013 Warrant [Member]	Apr. 04, 2013 Warrant [Member]	Mar. 28, 2013 Warrant [Member]	Mar. 22, 2013 Warrant [Member]	Mar. 04, 2013 Warrant [Member]	Feb. 15, 2013 Warrant [Member]	Jan. 28, 2013 Warrant [Member]	Jan. 15, 2013 Warrant [Member]	Jan. 10, 2013 Warrant [Member]	Dec. 19, 2012 Warrant [Member]	Nov. 08, 2012 Warrant [Member]	Oct. 18, 2012 Warrant [Member]	Sep. 01, 2012 Warrant [Member]	Jul. 16, 2012 Warrant [Member]	Aug. 08, 2013 Asset Purchase Agreement [Member]	Dec. 31, 2013 Asset Purchase Agreement [Member]	Aug. 08, 2013 Asset Purchase Agreement [Member] Warrant [Member]	Dec. 31, 2013 Asset Sales Agreement [Member]
Asset Purchase Agreement [Line Items]
Agreement initiation date																									Aug. 08, 2013	Aug. 13, 2013		Sep. 12, 2013
Common stock issued in connection with asset purchase agreement, shares																									500,000	500,000
Warrants issued in connection with asset purchase agreement	$ 128,993																									$ 128,993
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Warrants issued to purchase common stock shares (in shares)								500,000	322,500	64,500	125,000	50,000	6,250	18,750	18,750	18,750	62,500	25,000	37,500	25,000	275,000	525,000	100,000	1,800,000			250,000
Shares issued, price per share																									$ 1.00	$ 1.00
Exercise price of warrants (in dollars per share)							2.50	1.00	2.00	2.40	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00	2.00			1.00
Warrant, exercisable term																										3 years	3 years
Common stock issued in connection with asset purchase agreement	500,000																								500,000	500,000
Warrants fair value								259,119	30,955	29,900	11,998	4,799	600	1,800	1,799	1,798	5,999	2,401	3,598	2,400	26,395	50,391					128,993
Total consideration																									628,993	628,993
Total equipment and vehicles acquired																									543,439	543,439
Intellectual property acquired																									138,944
Note payable assumed in acquisition																									53,390
Intangible asset carrying value						0
Proceeds from deferred sales of intangible assets	450,000
Final cash payment for intangible asset					250,000
Deferred gain on sale of property	$ 450,000		$ 450,000																									$ 250,000
Percentage of membership interest				20.00%																								20.00%